Supplemental information on oil and gas activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 MMBbls	Dec. 31, 2024 MMBbls Bcf	Dec. 31, 2023 Bcf MMBbls	Dec. 31, 2022
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Discount rate used in current estimate of value in use	10.00%	10.00%	10.00%
Llanos Basin
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	96.00%	99.00%	94.00%	96.00%
Reserves proportion of Net proved undeveloped reserve	89.00%	100.00%	97.00%	95.00%
Platanillo Block
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	4.00%	1.00%	6.00%	4.00%
Reserves proportion of Net proved undeveloped reserve	11.00%	0.00%	3.00%	5.00%
BCAM-40 Block
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve		100.00%	100.00%	100.00%
Perico Block
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve		100.00%	100.00%	85.00%
Espejo Block
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve				15.00%
Fell Block
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve			100.00%	100.00%
Argentina | Loma Jarillosa Este
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	100.00%
Oil and condensate
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	2.4	6.7	3.5
Oil and condensate | Colombia
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves from change in development plan revisions	1	3.2	1.7
Proved developed and undeveloped reserves from impact of higher than expected performance from existing wells	2.7	5.5	1.5
Proved developed and undeveloped reserves from change in royalty payment from kind to cash			0.4
Proved developed and undeveloped reserves due to lower average prices	1.3	1.2
Oil and condensate | Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to higher average prices			0.3
Proved developed and undeveloped reserves from unsuccessful activities		0.6
Proved Developed And Undeveloped reserves from impact of lower than expected performance from existing wells		0.2
Oil and condensate | Chile
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to lower performance than expected decrease			0.4
Natural gas
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to better performance than expected increase | Bcf			1.9
Proved developed and undeveloped reserves due to lower performance than expected decrease | Bcf		2.2
Natural gas | Colombia | Llanos 32 Blocks [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to better performance than expected increase | Bcf		0.1	0.2
Natural gas | Brazil | Manati Block
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to better performance than expected increase | Bcf			1.7
Proved developed and undeveloped reserves due to lower performance than expected decrease | Bcf		2.3